RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Monthly Payment
Operating Leases annual rental expense	¥ 1,300,000	$ 200,000
Nanjing Recon | Founder one
Lessee, Operating Lease, Period of Contract	April 1, 2022 - March 31, 2024	April 1, 2022 - March 31, 2024
Nanjing Recon | Founder one | Monthly Payment
Operating Leases annual rental expense	¥ 40,000	$ 5,972
BHD | Founder two
Lessee, Operating Lease, Period of Contract	January 1, 2022- Dec 31, 2022	January 1, 2022- Dec 31, 2022
BHD | Founder two | Monthly Payment
Operating Leases annual rental expense	¥ 31,667	$ 4,728
BHD | Founder three
Lessee, Operating Lease, Period of Contract	January 1, 2022 - Dec 31, 2022	January 1, 2022 - Dec 31, 2022
BHD | Founder three | Monthly Payment
Operating Leases annual rental expense	¥ 22,500	$ 3,359
BHD | Founders' family member
Lessee, Operating Lease, Period of Contract	January 1, 2022 - Dec 31, 2022	January 1, 2022 - Dec 31, 2022
BHD | Founders' family member | Monthly Payment
Operating Leases annual rental expense	¥ 16,667	$ 2,488